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                          [LOGO]









Neuberger Berman
Municipal Funds-Registered Trademark-


Municipal Money Fund             Semi-Annual Report
Municipal Securities Trust       April 30, 2000

TABLE OF CONTENTS

    THE FUNDS

    CHAIRMAN'S LETTER                              A-4

    PERFORMANCE HIGHLIGHTS                         A-8

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Municipal Money Fund                               B-7
Municipal Securities Trust                         B-8

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Municipal Money Portfolio                          C-1
Municipal Securities Portfolio                    C-13

    FINANCIAL STATEMENTS                          C-18

    FINANCIAL HIGHLIGHTS
Municipal Money Portfolio                         C-23
Municipal Securities Portfolio                    C-24

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2000.

CHAIRMAN'S LETTER                                                   May 26, 2000

Dear Shareholder,
  During this reporting period, the fixed income markets suffered the same kind of split personality that affected the stock market before April's correction in technology stocks. U.S. Treasury securities were the bond market equivalent of "new economy" stocks. Everyone seemed to want them, regardless of fundamental value. Bonds in other sectors, however, remained out of favor, despite increasingly attractive yields. We believe that the result -- nearly the widest spreads between Treasury and other fixed income sector yields in a decade -- provides an exceptional buying opportunity in municipal bonds.
  What is responsible for this split personality? The major culprit is the U.S. Treasury Department. In January, the Treasury announced plans to begin retiring longer maturity Treasury debt. In March and April, it began doing so. With supply already somewhat limited due to reduced issuance, the buyback gave Treasuries "scarcity" value. Fixed income investors pursued Treasuries like kids at a picnic going after the last hot dog. More financially nourishing bonds were left for the ants.
  We believe this will change in the year ahead. Why? We expect that fixed income investors will ultimately gravitate to value, as they recognize that buying an investment grade intermediate maturity municipal bond with a tax equivalent yield in excess of 8% makes much more sense than buying a 10-year Treasury yielding 6%. In the interim, our portfolios will continue to feast on very attractive yields in the municipal bond market.
  During this reporting period, municipal bond prices stabilized as supply and demand in the market became more balanced. Although demand remained relatively weak -- fixed income investors wanted to own Treasuries and little else -- supply was severely limited as higher interest rates and record state and local government budget surpluses significantly reduced new issuance. Yield curve trends in the Treasury bond market strongly influenced municipal bonds as well. Although the municipal bond market's yield curve did not invert like the Treasury yield curve did, it flattened considerably, reflecting the much better performance of longer maturity municipal bonds.

  Looking ahead, with supply likely to remain constrained, any improvement in demand would have a very favorable impact on municipal securities prices. As I write, investors have yet to start coming back to the municipal bond market. In fact, municipal bond funds have had negative cash flows for the last two months. This is a function of rising interest rates, the popularity of Treasuries, and the result of the seasonal pattern of investors selling municipal securities to raise cash to pay their taxes. This year, municipal bonds may also have been sold to meet margin requirements on equity accounts as technology stocks tumbled.
  Going forward, we believe that demand for municipal securities will gradually improve. If stocks continue to swoon, municipal securities could attract a more immediate and enthusiastic following. But, market timing is not our forte. No one can predict with certainty when municipal bonds will rally. However, with yields at current levels, we believe municipal securities offer good absolute and relative value. We will strive to enhance returns by looking for the most fundamentally attractive market sectors and securities, and by managing interest rate risk.

  MUNICIPAL MONEY FUND In the first half of fiscal 2000 (ended April 30), a series of Federal Reserve rate hikes translated into higher yields in the municipal money market. In response to rising rates, we began reducing the portfolio's weighted average maturity (WAM) in early December 1999, going from a high of 65.2 days on December 3, 1999, to 43.9 days at the end of this reporting period. With a flat yield curve, (providing very little difference in the yields of long and short maturity securities), we did not sacrifice much yield by reducing the portfolio's WAM.
  During this reporting period, we increased our commitments to Pre-refunded Escrowed securities (short-term debt instruments, which the issuer has refunded, with the proceeds placed in an escrow account generally comprised of U.S. Treasury securities). In our opinion, these securities were priced attractively and served as a good substitute for longer maturity variable rate demand notes, which were in very short supply. We also reduced our allocation in tax-exempt commercial paper, which we believed had become fully valued.
  Looking ahead, if the yield curve steepens, we may extend weighted average maturity to a more normalized 50-60 days to enhance the portfolio's yield. As always, we will continually appraise value in the different sectors of the tax-exempt money market and adjust asset allocation as we think appropriate.
  The current and effective (compounded) yields for the portfolio as of April 30, 2000 are 3.69% and 3.76% respectively. This can be translated into tax-equivalent current and effective yields of 6.11% and 6.30% respectively for an investor in the highest federal income tax bracket.*

  MUNICIPAL SECURITIES TRUST Severely limited supply helped offset persistently weak demand in the municipal securities market, helping the Fund post a modestly positive total return in the first half of fiscal 2000. In the first four months of calendar year 2000, supply declined by more than 30%. With budget surpluses and higher interest rates, state and local governments issued less debt. Demand remained anemic. Overall, investors pulled more money out of municipal bond mutual funds than they put in, while property and casualty insurers (traditional buyers of municipal debt) continued to sit on the sidelines.
  We kept the portfolio's weighted average maturity (WAM) and duration in the lower end of their normal range throughout this reporting period -- a reflection of our desire to minimize interest rate risk posed by aggressive Federal Reserve tightening. An anomaly in the Treasury Bond market -- that is, a run-up in prices of longer maturity Treasuries following the Treasury Department's announcement it intended to retire some of this debt -- exerted a strong influence on the municipal securities market. Following the Treasury Bond market's lead, municipal bonds with longer maturity/duration outperformed despite rising interest rates. Nevertheless, preservation of our shareholders' capital is always our primary concern. We invest only in securities that are investment grade when purchased, and during this period we believed it most prudent, in light of rising interest rates, to keep the portfolio's WAM and duration at the low end of their normal range.
  On the asset allocation front, we reduced our commitments to General Obligation bonds from state and local governments by 7.4% and increased our exposure to higher yielding Revenue bonds by 8.4%.
  Looking ahead, we see better times for municipal bonds. Credit quality continues to improve. In calendar year 1999, credit upgrades outpaced credit downgrades by a whopping 9 to 1 margin. We don't yet have year-to-date 2000 data, but we expect credit upgrades to continue to exceed downgrades by a wide margin. As mentioned before, we believe municipal securities yields are relatively attractive on both an absolute and real rate of return basis. At the end of this reporting period, the portfolio's 30-day yield was 4.50%, compared to 4.38% at the end of October, 1999. For investors in the highest federal income tax bracket, this translates into a tax equivalent yield of 7.45%.* We think that's a pretty good deal. Also, although no one can predict where stocks are headed, if the current market correction evolves into a full fledged bear market, we believe that demand for municipal bonds will improve quickly and substantially. With supply likely to remain limited, we expect improving demand to have a very favorable impact on municipal securities prices.

Sincerely,

/s/ Theodore P. Giuliano

Ted Giuliano
Chairman of the Board and Trustee
Neuberger Berman Income Funds

*An investment in Municipal Money Fund, like all other mutual funds, is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The return on investment in Municipal Money Fund will fluctuate and past performance is no guarantee of future results.

 "Current yield" of a money market fund refers to the income generated by an investment in the fund over a 7-day period. The income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

 Tax-equivalent yield is the taxable current or effective yield that an investor would have had to receive in order to realize that same level of yield after federal taxes at 39.6%, assuming that all of the Funds' income is exempt from Federal income taxes. A portion of the income may be subject to the federal alternative minimum tax for certain investors.

 Neuberger Berman Management Inc.-Registered Trademark- currently absorbs certain operating expenses of Municipal Securities Trust. Absent this arrangement, which is subject to change, the 30-day SEC yield of Municipal Securities Trust would have been 3.84% and the tax-equivalent yield would have been 6.36%.

 The composition, industries and holdings of the funds are subject to change. Investment return will fluctuate. Share value of Municipal Securities Trust will also fluctuate, and your shares, when redeemed, may be worth more or less than you paid for them. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                                              AVERAGE ANNUAL
                                         SIX MONTH           TOTAL RETURNS(1)
NEUBERGER BERMAN             INCEPTION  PERIOD ENDED  -------------------------------
INCOME FUNDS                   DATE     04/30/00(1)    1 YR(1)     5 YR       10 YR
-------------------------------------------------------------------------------------
MUNICIPAL SECURITIES
 TRUST(2)                     7/9/87       +1.30%      -1.01%     +4.62%     +5.61%

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/00

                                                                       TAX-
                                                                    EQUIVALENT
                                        CURRENT      EFFECTIVE      EFFECTIVE
                                        YIELD(3)     YIELD(3)        YIELD(4)
------------------------------------------------------------------------------
MUNICIPAL MONEY FUND(5)                  3.69%         3.76%          6.30%

1) One-year and average annual total returns are for the periods ended April 30, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Management Inc. voluntarily bears certain operating expenses in excess of 0.65% of the average daily net assets per annum of Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust"). This arrangement can be terminated upon 60 days' prior written notice. Absent such reimbursement, the total returns for the above stated periods would have been less.
3) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
4) Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after Federal taxes at the highest Federal tax rate, 39.6%, assuming that all of the Fund's income is exempt from Federal income taxes.
5) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger Berman Municipal Money Fund ("Municipal Money") will fluctuate.

A portion of the income of Municipal Money and Municipal Securities Trust may be subject to the Federal alternative minimum tax for certain investors.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                FUND           TRUST
                                                    ----------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $    227,581   $     30,372
      Receivable for Trust shares sold                        41             --
      Receivable from administrator -- net
        (Note B)                                              --              9
                                                    ----------------------------
                                                         227,622         30,381
                                                    ----------------------------
LIABILITIES
      Dividends payable                                        4             35
      Payable for Trust shares redeemed                      485             --
      Payable to administrator (Note B)                       51             --
      Accrued expenses                                        81             54
                                                    ----------------------------
                                                             621             89
                                                    ----------------------------
NET ASSETS at value                                 $    227,001   $     30,292
                                                    ----------------------------

NET ASSETS consist of:
      Par value                                     $        227   $          3
      Paid-in capital in excess of par value             226,781         31,229
      Accumulated net realized losses on
        investment                                            (7)          (277)
      Net unrealized depreciation in value of
        investment                                            --           (663)
                                                    ----------------------------
NET ASSETS at value                                 $    227,001   $     30,292
                                                    ----------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                      227,081          2,833
                                                    ----------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00         $10.69
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman             For the Six Months Ended April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                         FUND         TRUST
                                                     ------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                       $    5,215   $      796
                                                     ------------------------
    Expenses:
      Administration fee (Note B)                           378           43
      Auditing fees                                           4            4
      Custodian fees                                          5            5
      Legal fees                                             10           11
      Registration and filing fees                           39           21
      Shareholder reports                                    23           20
      Shareholder servicing agent fees                       16           12
      Trustees' fees and expenses                            10            3
      Miscellaneous                                          25            4
      Expenses from corresponding Portfolio
        (Notes A & B)                                       469           86
                                                     ------------------------
        Total expenses                                      979          209
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 (6)        (105)
                                                     ------------------------
        Total net expenses                                  973          104
                                                     ------------------------
        Net investment income                             4,242          692
                                                     ------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIO (NOTE A)
    Net realized loss on investment securities               (7)        (152)
    Change in net unrealized depreciation of
      investment securities                                  --          (85)
                                                     ------------------------
        Net loss on investments from corresponding
          Portfolio (Note A)                                 (7)        (237)
                                                     ------------------------
        Net increase in net assets resulting from
          operations                                 $    4,235   $      455
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                     FUND                       TRUST
                                           Six Months                  Six Months
                                             Ended          Year         Ended          Year
                                           April 30,       Ended       April 30,       Ended
                                              2000      October 31,       2000      October 31,
(000'S OMITTED)                           (UNAUDITED)       1999      (UNAUDITED)       1999
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     4,242   $     5,759   $       692   $     1,532
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           (7)            1          (152)          122
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --            --           (85)       (2,049)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          4,235         5,760           455          (395)
                                          ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (4,242)       (5,759)         (692)       (1,532)
    Net realized gain on investments               (1)           --            --            --
                                          ------------------------------------------------------
    Total distributions to shareholders        (4,243)       (5,759)         (692)       (1,532)
                                          ------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 162,662       322,654         7,197         9,140
    Proceeds from reinvestment of
      dividends and distributions               4,195         5,709           451           972
    Payments for shares redeemed             (233,622)     (256,071)      (12,076)      (13,376)
                                          ------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                      (66,765)       72,292        (4,428)       (3,264)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (66,773)       72,293        (4,665)       (5,191)
NET ASSETS:
    Beginning of period                       293,774       221,481        34,957        40,148
                                          ------------------------------------------------------
    End of period                         $   227,001   $   293,774   $    30,292   $    34,957
                                          ------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                      162,662       322,654           674           816
    Issued on reinvestment of dividends
      and distributions                         4,195         5,709            42            88
    Redeemed                                 (233,622)     (256,071)       (1,127)       (1,199)
                                          ------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                             (66,765)       72,292          (411)         (295)
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Fund ("Municipal Money") and Neuberger Berman Municipal Securities Trust ("Municipal Securities Trust") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100% for each Fund at April 30, 2000). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Municipal Money to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($124,792 expiring in 2003 for Municipal Securities Trust, determined as of October 31, 1999), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Municipal Securities Trust for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.65% per annum of its average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended April 30, 2000, such excess expenses amounted to $104,107 for Municipal Securities Trust.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $6,315 and $1,300, for Municipal Money and Municipal Securities Trust, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 2000, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                  ADDITIONS       REDUCTIONS
-----------------------------------------------------------------------------
MUNICIPAL MONEY                                  $140,807,000    $211,963,000

MUNICIPAL SECURITIES TRUST                          7,809,000      12,898,000

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                      Year Ended October 31,
                                             (UNAUDITED)     1999       1998       1997       1996       1995
                                             ------------------------------------------------------------------
Net Asset Value, Beginning of Period           $ .9998      $ .9997    $ .9994    $ .9993    $ .9994    $ .9995
                                             ------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .0151        .0256      .0288      .0296      .0285      .0324
    Net Gains or Losses on Securities           (.0001)       .0001      .0003      .0001     (.0001)    (.0001)
                                             ------------------------------------------------------------------
      Total From Investment Operations           .0150        .0257      .0291      .0297      .0284      .0323
                                             ------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                    (.0151)      (.0256)    (.0288)    (.0296)    (.0285)    (.0324)
    Distributions (from net capital
     gains)                                     (.0001)          --         --         --         --         --
                                             ------------------------------------------------------------------
      Total Distributions                       (.0152)      (.0256)    (.0288)    (.0296)    (.0285)    (.0324)
                                             ------------------------------------------------------------------
Net Asset Value, End of Period                 $ .9996      $ .9998    $ .9997    $ .9994    $ .9993    $ .9994
                                             ------------------------------------------------------------------
Total Return(2)                                  +1.52%(3)    +2.59%     +2.92%     +3.00%     +2.89%     +3.29%
                                             ------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $ 227.0      $ 293.8    $ 221.5    $ 156.3    $ 132.6    $ 160.9
                                             ------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                 .70%(5)      .68%       .72%       .73%       .73%       .71%
                                             ------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                        .69%(5)      .67%       .71%       .72%       .72%       .71%
                                             ------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                           3.03%(5)     2.58%      2.88%      2.95%      2.86%      3.24%
                                             ------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Trust(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                    Year Ended October 31,
                                             (UNAUDITED)     1999      1998      1997      1996      1995
                                             -------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.78       $11.34    $11.02    $10.78    $10.83    $10.26
                                             -------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .23          .45       .46       .47       .47       .47
    Net Gains or Losses on Securities
     (both realized and unrealized)              (.09)        (.56)      .32       .24      (.05)      .57
                                             -------------------------------------------------------------
      Total From Investment Operations            .14         (.11)      .78       .71       .42      1.04
                                             -------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                     (.23)        (.45)     (.46)     (.47)     (.47)     (.47)
                                             -------------------------------------------------------------
Net Asset Value, End of Period                 $10.69       $10.78    $11.34    $11.02    $10.78    $10.83
                                             -------------------------------------------------------------
Total Return(2)                                 +1.30%(3)    -1.03%    +7.22%    +6.71%    +3.92%   +10.35%
                                             -------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                                 $ 30.3       $ 35.0    $ 40.1    $ 31.6    $ 38.9    $ 44.3
                                             -------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                                .66%(5)      .66%      .66%      .66%      .66%      .66%
                                             -------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                    .65%(5)      .65%      .65%      .65%      .65%      .65%
                                             -------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                          4.29%(5)     4.03%     4.13%     4.30%     4.32%     4.45%
                                             -------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For Municipal Securities Trust, total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                 Six Months
                                                   Ended
MUNICIPAL                                        April 30,              Year Ended October 31,
SECURITIES TRUST                                    2000       1999     1998     1997     1996     1995
-------------------------------------------------------------------------------------------------------
Net Expenses                                         1.30%     1.07%    1.11%    1.05%    1.04%    .98%

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Municipal Money Portfolio

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
                       TAX-EXEMPT SECURITIES -- PRE-REFUNDED BACKED BY U.S.
                       GOVERNMENT SECURITIES (12.4%)
       $2,700          Austin (TX) Independent Sch. Dist. G.O., Ser. 1990, 6.75%,
                       due 8/1/05 P/R 8/1/00                                                                   $  2,717
        1,500          Baltimore (MD) Wtr. Util. Rev. (Wtr. Proj.), Ser. 1990 A,
                       6.50%, due 7/1/20 P/R 7/1/00                                                               1,506
        1,000          Central Arizona Wtr. Conservation Dist. Rev., Ser. 1990 A,
                       7.50%, due 11/1/05 P/R 11/1/00                                                             1,036
        1,000          Clark Co. (NV) Sch. Dist. G.O., Ser. 1990, 7.50%,
                       due 5/1/04 P/R 5/1/00                                                                      1,020
        2,890          District of Columbia Rev. (Howard Univ.), Ser. 1990 A,
                       7.25%, due 10/1/20 P/R 10/1/00                                                             2,985
        2,000          Grapevine-Colleyville (TX) Independent Sch. Dist. G.O.,
                       Ser. 1989, 6.60%, due 8/15/02 P/R 8/15/00                                                  2,017
        1,000          Lower Colorado River (TX) Au. Priority Ref. Rev., Ser. 1991
                       B, 7.00%, due 1/1/11 P/R 1/1/01                                                            1,038
        3,000          Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Francis Scott
                       Key Med. Ctr.), Ser. 1990, 6.75%, due 7/1/23 P/R 7/1/00                                    3,075
        1,500          New York St. Pwr. Au. Gen. Purp. Rev., Ser. 1991 Y, 6.25%,
                       due 1/1/07 P/R 1/1/01                                                                      1,550
        1,500          Pennsylvania Higher Ed. Fac. Au. Rev., Ser. 1990 D, 7.15%,
                       due 6/15/15 P/R 6/15/00                                                                    1,507
        1,150          Rhode Island & Providence Plantations Cons. Cap. Dev. Loan
                       G.O., Ser. 1991 B, 6.00%, due 5/15/02 P/R 5/15/00                                          1,174
        2,400          Seattle (WA) Muni. Metro. Swr. Rev., Ser. 1992 U, 6.60%,
                       due 1/1/32 P/R 1/1/01                                                                      2,485
        2,000          South Carolina Cap. Imp. G.O., Ser. 1991 W, 5.75%,
                       due 5/1/06 P/R 5/1/00                                                                      2,040

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
       $1,000          Washington Co. (PA) Au. Muni. Fac. Lease Rev. (Shadyside
                       Hosp. Proj.), Ser. 1985 C-1B, 7.38%, due 12/15/09 P/R
                       6/15/00                                                                                 $  1,035
        3,000          Washington St. G.O., Ser. 1990 B, 6.80%, due 8/1/04 P/R
                       8/1/00                                                                                     3,022
                                                                                                               --------
                                                                                                                 28,207
                                                                                                               --------
                       TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENT
                       SECURITIES (2.7%)
        1,225          Milwaukee (WI) Metro. Swr. Dist. G.O., Ser. 1990 A, 6.70%,
                       due 10/1/00                                                                                1,240
        1,250          Northeast Ohio Reg. Swr. Dist. Waste Wtr. Imp. Rev.,
                       Ser. 1991, 6.20%, due 11/15/00                                                             1,264
        2,625          Pennsylvania Convention Ctr. Au. Rev., Ser. 1989 A, 6.60%,
                       due 9/1/00                                                                                 2,651
        1,000          Texas Muni. Pwr. Agcy. Ref. Rev., Ser. 1992, 5.50%,
                       due 9/1/00                                                                                 1,005
                                                                                                               --------
                                                                                                                  6,160
                                                                                                               --------
                       MUNICIPAL NOTES (4.6%)
        1,600          Iowa Sch. Corp. Warrant Certificates, Ser. B, 4.75%,
                       due 2/1/01                                                     MIG 1       SP-1+           1,608
        1,000          Louisiana Pub. Fac. Au. Advance Funding Notes, Ser. 1999 B,
                       4.25%, due 10/24/00                                                        SP-1+           1,002
        3,330          Missouri Cert. of Participation (Bonne Terre Prison Proj.),
                       Ser. 1999 A, 4.25%, due 6/1/00                                                             3,333
        2,500          Racine Co. (WI) Unified Sch. Dist. TRANS, 3.60%, due 7/6/00    MIG 1                       2,500
        2,000          Texas TRANS, Ser. 1999 A, 4.50%, due 8/31/00                   MIG 1       SP-1+           2,005
                                                                                                               --------
                                                                                                                 10,448
                                                                                                               --------
                       TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT (0.4%)
STATE STREET BANK AND TRUST COMPANY
        1,000          Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-1, 3.60%,
                       due 6/1/26 Putable 6/1/00                                                  A-1+            1,000
                                                                                                               --------

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
                       TAX-EXEMPT SECURITIES -- BACKED BY INSURANCE (3.2%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
       $1,000          Anchorage (AK) Sch. G.O., Ser. 1996 A, 5.50%, due 8/1/00                                $  1,005
        2,000          Atlanta (GA) Sales Tax Rev. (Metro. Atlanta Rapid Transit
                       Au.), Ser. 1993 A, 4.90%, due 7/1/00                                                       2,005
        1,150          Salt Lake City (UT) Wtr. & Swr. Ref. Rev., Ser. 1996, 6.00%,
                       due 2/1/01                                                                                 1,166
FINANCIAL GUARANTY INSURANCE CO.
        1,000          Clark Co. (NV) Sch. Dist. Sch. Imp. Ltd. Tax G.O.,
                       Ser. 1996, 6.50%, due 6/15/00                                                              1,004
        1,000          Connecticut Spec. Assessment Unemployment Comp. Adv. Fund
                       Rev., Ser. 1993 C, 3.38%, due 11/15/01 Putable 7/1/00         VMIG 1       A-1+            1,000
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,000          Portland (OR) Swr. Sys. Rev., Ser. 1998 A, 5.00%,
                       due 6/1/00                                                                                 1,001
                                                                                                               --------
                                                                                                                  7,181
                                                                                                               --------
                       TAX-EXEMPT SECURITIES -- OTHER (7.0%)
        1,000          Albuquerque (NM) G.O., Ser. 1994 A, 4.70%, due 7/1/00                                      1,002
        1,585          Arlington (TX) Perm. Imp. G.O., Ser. 1999, 4.00%,
                       due 8/15/00                                                                                1,587
        3,000          Attleboro (MA) G.O. BANS, Ser. 2000, 4.50%, due 7/18/00        MIG 1                       3,003
        1,125          Commonwealth of Virginia G.O., Ser. 1999, 4.75%, due 6/1/00                                1,126
        2,000          Cook Co. (IL) Metro. Wtr. Reclamation Dist. of Greater
                       Chicago Cap. Imp. G.O., Ser. 1991, 7.00%, due 1/1/01                                       2,037
        1,000          Dekalb Co. (GA) Ref. G.O., Ser. 1992, 5.20%, due 1/1/01                                    1,007

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
       $1,000          Fulton Co. (GA) Sch. Dist. G.O., Ser. 1991, 5.80%,
                       due 5/1/00                                                                              $  1,000
        1,000          Minnesota St. Var. Purp. Ref. G.O., 4.50%, due 6/1/00                                      1,001
        1,000          New Castle Co. (DE) G.O., Ser. 1999, 4.50%, due 10/1/00                                    1,002
        1,235          South Carolina Cap. Imp. G.O., Ser. 1991 W, 6.00%,
                       due 5/1/00                                                                                 1,235
        2,000          Tempe (AZ) Excise Tax Rev., Ser. 1999 A, 3.75%, due 7/1/00     MIG 1       SP-1+           2,001
                                                                                                               --------
                                                                                                                 16,001
                                                                                                               --------
                       TAX-EXEMPT CASH EQUIVALENT SECURITIES (12.6%)
        1,000          Berkeley Co. (SC) IDR (Nucor Corp. Proj.), Ser. 1997, 5.15%,
                       VRDN due 4/1/30                                               VMIG 1       A-1+            1,000(4)
        1,500          Carlton (WI) PCR (Wisconsin Pwr. & Lt. Co. Proj.),
                       Ser. 1988, 5.15%, VRDN due 8/1/15                             VMIG 1                       1,500(4)
        5,300          Commonwealth of Massachusetts Ref. G.O., Ser. 1998 A, 5.00%,
                       VRDN due 9/1/16                                               VMIG 1       A-1+            5,300
        1,000          Delaware Co. (PA) IDA Res. Rec. Fac. Ref. Rev. (Gen. Elec.
                       Cap. Corp.), Ser. 1997 G, 4.90%, VRDN due 12/1/31                          A-1+            1,000(4)
          200          Gulf Coast (TX) Waste Disp. Au. Env. Fac. Rev. (Bayer Corp.
                       Proj.), Ser. 1997, 6.25%, VRDN due 5/1/27                       P-1        A-1+              200(4)
          300          Madison Co. (IL) Env. Imp. Rev. (Shell Wood River Refining
                       Co. Proj.), Ser. 1997 A, 6.20%, VRDN due 3/1/33               VMIG 1       A-1+              300(4)
        8,000          Rhode Island & Providence Plantations G.O., 5.00%, VRDN
                       due 6/1/18                                                    VMIG 1       A-1+            8,000
          700          San Antonio (TX) Higher Ed. Au. Inc. Ref. Rev. (Trinity
                       Univ. Proj.), Ser. 1993, 5.05%, VRDN due 4/1/04                            A-1+              700

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
       $  100          Southwestern (IL) Dev. Au. Solid Waste Disp. Rev. (Shell Oil
                       Co. Wood River Proj.), Ser. 1992, 6.20%, VRDN due 4/1/22      VMIG 1       A-1+         $    100(4)
        2,200          Stanton Co. (NE) IDR (Nucor Corp. Proj.), 5.15%, VRDN
                       due 11/1/26                                                   VMIG 1       A-1+            2,200(4)
        6,825          Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. 1995 A,
                       4.05%, TECP due 6/13/00 & 7/19/00                                           A-1            6,825
        1,500          Sunshine St. (FL) Gov't. Fin. Comm. Rev., Ser. 1995 B,
                       4.05%, TECP due 6/15/00                                                     A-1            1,500
                                                                                                               --------
                                                                                                                 28,625
                                                                                                               --------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY LETTERS OF
                       CREDIT (44.3%)
ABN AMRO BANK NV
        3,500          Phenix City (AL) IDB Env. Imp. Rev. (Mead Coated Board
                       Proj.), Ser. 1988, 3.80% & 3.85%, TECP due 12/1/23              P-1                        3,500
BANK OF AMERICA
        1,200          Calhoun Co. (TX) Navigation IDA Port Rev. (Formosa Plastics
                       Corp., Texas Proj.), Ser. 1994, 5.15%, VRDN due 11/1/15       VMIG 1                       1,200
        2,400          Florida Hsg. Fin. Corp. Rev. (The Club at Vero Arpt. Proj.),
                       Ser. 1998 E, 5.05%, VRDN due 6/1/17                                        A-1+            2,400
        2,800          Nashville & Davidson Co. (TN) Metro Gov't. IDB Multi-Family
                       Hsg. Rev. (Chimney Top II - Oxford Associates L.P.),
                       Ser. 1999 A, 4.50%, VRDN due 9/1/06                           VMIG 1                       2,800
BANK ONE
        4,000          Midlothian (TX) IDC Env. Fac. Rev. (Holnam TX L.P. Proj.),
                       Ser. 1999, 5.05%, VRDN due 9/1/31                                           A-1            4,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
BANQUE NATIONALE DE PARIS
       $2,500          St. Clair Co. (AL) IDB Ind. Rev. (Nat'l. Cement Co. Inc.,
                       Proj.), Ser. 1985, 5.05%, VRDN due 3/1/05                                   A-1         $  2,500
BARCLAYS BANK INT'L., LTD.
        7,400          Michigan St. Strategic Fund Solid Waste Disp. Rev. (Grayling
                       Generating Proj.), Ser. 1990, 5.15%, VRDN due 1/1/14          VMIG 1                       7,400
BAYERISCHE LANDESBANK GIROZENTRALE
        2,000          Denver (CO) City & Co. Arpt. Sys. Sub. Rev., 4.05%, TECP
                       due 7/20/00                                                   VMIG 1       A-1+            2,000
CANADIAN IMPERIAL BANK OF COMMERCE
        3,500          Brazos (TX) PCR (Texas Utilities Elec. Co. Proj.),
                       Ser. 1994 A, 3.80% & 3.85%, TECP due 5/1/29                   VMIG 1       A-1+            3,500
CHASE MANHATTAN BANK, N.A.
        4,000          Anne Arundel Co. (MD) Econ. Dev. Rev. (Baltimore Gas & Elec.
                       Co. Proj.), Ser. 1998, 3.70% & 4.00%, TECP due 12/1/18        VMIG 1       A-1+            4,000(5)
        2,000          Brazoria Co. (TX) Hlth. Fac. Dev. Corp. Hosp. Rev.
                       (Brazosport Mem. Hosp.), Ser. 1999, 5.15%, VRDN due 7/1/13    VMIG 1                       2,000
        1,870          Douglas Co. (GA) Dev. Au. IDR (Whirlwind Steel Bldg., Inc.
                       Proj.), Ser. 1997, 5.25%, VRDN due 12/1/12                    VMIG 1        A-1            1,870
          790          Virginia Small Bus. Fin. Au. IDR (Coral Graphic Svc., Inc.
                       Proj.), Ser. 1998, 5.25%, VRDN due 1/1/13                     VMIG 1        A-1              790
CITIBANK, N.A.
        1,100          Austin Co. (TX) Ind. Dev. Corp. IDR (Justin Ind., Inc.
                       Proj.), Ser. 1984, 5.05%, VRDN due 12/1/14                      P-1                        1,100

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
CREDIT COMMERCIAL DE FRANCE
       $  150          Elkhart Co. (IN) Econ. Dev. Rev. (Pace Amer. Inc. Proj.),
                       5.40%, VRDN due 1/1/13                                        VMIG 1                    $    150
        2,600          South Carolina Jobs Econ. Dev. Au. Rev. (Florence RHF Hsg.,
                       Inc. Proj.), Ser. 1987 A, 5.15%, VRDN due 11/7/07               P-1                        2,600
          345          South Carolina Jobs Econ. Dev. Au. Rev. (Osmose Wood
                       Preserving), Ser. 1989 B, 5.25%, VRDN due 12/1/04               P-1                          345
           50          South Carolina Jobs Econ. Dev. Au. Rev. (Su-Dan Co. & Delta
                       Prop.), Ser. 1989 A, 5.35%, VRDN due 1/1/04                   VMIG 1                          50
CREDIT SUISSE
        3,000          Emery Co. (UT) Ref. PCR (PacifiCorp Proj.), Ser. 1991,
                       5.00%, VRDN due 7/1/15                                        VMIG 1       A-1+            3,000
          200          Montgomery Co. (TX) Ind. Dev. Corp. IDR (Dal-Tile Corp.
                       Proj.), Ser. 1986 B, 5.25%, VRDN due 12/1/03                               A-1+              200
        1,000          Texas Capital Hlth. Fac. Dev. Corp. (Island on Lake Travis
                       Ltd. Proj.), Ser. 1986, 5.10%, VRDN due 12/1/16                            A-1+            1,000
FIRST OF AMERICA BANK
          745          Michigan St. Hosp. Fin. Au. Rev. Hosp. Equip. Loan Prog.
                       Rev., Ser. A, 5.00%, VRDN due 12/1/23                         VMIG 1                         745
FIRST NATIONAL BANK OF CHICAGO
        1,400          Indiana Hlth. Fac. Fin. Au. Hosp. Rev. (Deaconess Hosp.,
                       Inc.), Ser. 1992, 5.05%, VRDN due 1/1/22                      VMIG 1                       1,400
        2,600          Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Pooled Loan
                       Prog.), Ser. 1985 B, 5.00%, VRDN due 4/1/35                   VMIG 1                       2,600
        3,215          Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Felician Hlth.
                       Care, Inc. Proj.), Ser. 1994, 5.00%, VRDN due 1/1/19          VMIG 1        A-1            3,215

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
FIRST UNION NATIONAL BANK
       $  300          Jackson-Union Cos. (IL) Reg. Port Dist. Port Fac. Ref. Rev.
                       (Enron Trans. Svc., L.P. Proj.), Ser. 1994, 5.05%, VRDN
                       due 4/1/24                                                                  A-1         $    300
        3,100          Washington Co. (PA) Au. Lease Rev. (Higher Ed. Pooled Equip.
                       Leasing Prog.), Ser. 1985 A, 5.15%, VRDN due 11/1/05          VMIG 1                       3,100
GENERAL ELECTRIC CAPITAL CORP.
          790          New Hampshire St. Hsg. Fin. Au. Multi-Family Hsg. Rev.
                       (Countryside L.P. Proj.), Ser. 1994, 5.20%, VRDN due 7/1/24   VMIG 1                         790
        3,500          New Hampshire St. Hsg. Fin. Au. Multi-Family Hsg. Rev.
                       (Greenways L.P. - Fairways Proj.), Ser. 1994 1, 5.05%, VRDN
                       due 1/1/24                                                    VMIG 1                       3,500
HARRIS TRUST AND SAVINGS BANK
          500          Illinois Dev. Fin. Au. IDR (Grayhill, Inc. Proj.),
                       Ser. 1995 C, 5.15%, VRDN due 2/1/05                                        A-1+              500
          400          Illinois Dev. Fin. Au. IDR (Overton Gear & Tool Corp.
                       Proj.), Ser. 1994, 5.15%, VRDN due 10/1/08                                 A-1+              400
MORGAN GUARANTY TRUST CO.
        2,700          Illinois Dev. Fin. Au. PCR (Illinois Pwr. Co. Proj.),
                       Ser. 1987 D, 4.55%, VRDN due 3/1/17                                                        2,700
NATIONAL WESTMINSTER BANK PLC
        4,600          Indiana Dev. Fin. Au. Solid Waste Disp. Rev. (Pure Air on
                       the Lake, L.P. Proj.), Ser. 1991 A, 4.00%, TECP due 7/1/16      P-1        A-1+            4,600
          300          Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.), Ser. 1990 A, 5.15%, VRDN
                       due 10/1/17                                                   VMIG 1       A-1+              300
          300          Marion Co. (WV) Comm. Solid Waste Disp. Fac. Rev. (Grant
                       Town Cogeneration Proj.), Ser. 1990 D, 5.10%, VRDN
                       due 10/1/17                                                   VMIG 1       A-1+              300

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
NBD BANK, N.A.
       $  100          Indiana Emp. Dev. Comm. Econ. Dev. Rev. (K & F Ind., Inc.
                       Proj.), Ser. 1988, 5.40%, VRDN due 1/1/14                     VMIG 1                    $    100
NORWEST BANK
          800          New Ulm (MN) Hosp. Ref. Rev. (Hlth. Central Sys. Proj.),
                       Ser. 1985, 4.70%, VRDN due 8/1/14                                          A-1+              800
PNC BANK N.A.
        1,000          Rockport (IN) Rev. (AK Steel Corp. Proj.), Ser. 1997 A,
                       5.15%, VRDN due 12/1/27                                         P-1                        1,000
RABOBANK NEDERLAND
        1,500          Henderson Co. (KY) Solid Waste Disp. Rev. (Hudson Foods,
                       Inc. Proj.), Ser. 1995, 5.20%, VRDN due 3/1/15                VMIG 1                       1,500
SLM HOLDING CORP.
          300          Nebhelp Inc. (NE) Std. Loan Prog. Rev., Ser. 1986 A, 5.10%,
                       VRDN due 12/1/16                                                           A-1+              300
        2,200          Panhandle-Plains (TX) Higher Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1991 A, 5.10%, VRDN due 6/1/21                           VMIG 1                       2,200
        1,600          Panhandle-Plains (TX) Higher Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1995 A, 5.10%, VRDN due 6/1/25                           VMIG 1                       1,600
        2,000          Panhandle-Plains (TX) Higher Ed. Au. Inc. Std. Loan Rev.,
                       Ser. 1998 A, 5.10%, VRDN due 10/1/02                          VMIG 1                       2,000
SOCIETE GENERALE
        1,900          Chicago (IL) O'Hare Int'l. Arpt. Spec. Fac. Rev. (Compagnie
                       Nationale Air France Proj.), Ser. 1990, 5.20%, VRDN
                       due 5/1/18                                                                 A-1+            1,900
        2,900          Ohio St. Air Quality Dev. Au. Rev. (JMG Funding L.P. Proj.),
                       Ser. 1995 A, 5.05%, VRDN due 4/1/29                                        A-1+            2,900
STATE STREET BANK AND TRUST COMPANY
        2,000          Rhode Island Std. Loan Au. Prog. Rev., Ser. 1996-3, 5.15%,
                       VRDN due 6/1/26                                                            A-1+            2,000

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
SUNTRUST BANK
       $1,600          Clark Co. (AR) Solid Waste Disp. Rev. (Reynolds Metals Co.
                       Proj.), Ser. 1992, 5.05%, VRDN due 8/1/22                       P-1        A-1+         $  1,600
          600          DeKalb (GA) Private Hosp. Au. Antic. Cert. Rev. (Egleston
                       Children's Hosp.), Ser. 1994 A, 5.05%, VRDN due 3/1/24        VMIG 1       A-1+              600
          700          Mayfield (KY) IDR (Seaboard Farms of Kentucky, Inc. Proj.),
                       Ser. 1989, 5.15%, VRDN due 8/1/19                             VMIG 1                         700
TORONTO DOMINION BANK
        1,275          Cleveland (OH) Arpt. Sys. Rev., Ser. D, 5.10%, VRDN
                       due 1/1/27                                                    VMIG 1       A-1+            1,275
        2,500          Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev.,
                       Ser. 1998 A, 5.05%, VRDN due 1/1/18                           VMIG 1       A-1+            2,500
          100          New York St. Energy Research & Dev. Au. PCR (Niagra Mohawk
                       Pwr. Co. Proj.), Ser. 1986 A, 6.15%, VRDN due 12/1/26           P-1                          100
          120          Wisconsin Hlth. Fac. Au. Rev. (Franciscan Hlth. Care,
                       Inc.-Sys. Fin.), Ser. 1985 A-2, 5.00%, VRDN due 1/1/16        VMIG 1       A-1+              120
UNION BANK OF SWITZERLAND
        1,000          Alaska Ind. Dev. & Export Au. Fac. Rev. (Fairbanks Gold
                       Mining, Inc. Proj.), Ser. 1997, 5.05%, VRDN due 5/1/09        VMIG 1       A-1+            1,000
          200          Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-2,
                       5.05%, VRDN due 7/1/25                                        VMIG 1       A-1+              200
          975          Pennsylvania Energy Dev. Au. Rev. (B & W Ebensburg Proj.),
                       Ser. 1986, 5.10%, VRDN due 12/1/11                            VMIG 1                         975
WACHOVIA BANK & TRUST CO.
        1,000          Crossett (AR) PCR (Georgia-Pacific Corp. Proj.), Ser. 1984,
                       5.00%, VRDN due 10/1/07                                         P-1                        1,000
          500          Morgan Co. (UT) Solid Waste Disp. Rev. (Holnam Inc. Proj.),
                       Ser. 1996, 5.10%, VRDN due 8/1/31                             VMIG 1       A-1+              500

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
       $  300          North Carolina Ed. Fac. Fin. Agcy. Updates Rev. (Bowman Gray
                       Sch. of Medicine Proj.), Ser. 1996, 4.95%, VRDN due 9/1/26    VMIG 1                    $    300
WESTDEUTSCHE LANDESBANK GIROZENTRALE
        1,855          Clark Co. (NV) Arpt. Sys. Sub. Lien Rev., Ser. 1995 A-1,
                       5.00%, VRDN due 7/1/25                                        VMIG 1       A-1+            1,855
        1,000          Dallas (TX) Area Rapid Trans., Ser. 1998 B, 4.05%, TECP
                       due 7/13/00                                                     P-1        A-1+            1,000(6)
                                                                                                               --------
                                                                                                                100,880
                                                                                                               --------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY INSURANCE (9.4%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,500          Coastal Bend (TX) Hlth. Fac. Dev. Corp. Rev. (Incarnate Word
                       Hlth. Sys.), Ser. 1998 B, 5.00%, VRDN due 8/15/28             VMIG 1                       1,500
        1,400          Illinois Hlth. Fac. Au. Rev. (Swedish Covenant Hosp. Proj.),
                       Ser. 1995, 5.00%, VRDN due 8/1/25                             VMIG 1        A-1            1,400
        2,600          Indiana Secondary Mkt. for Ed. Loans Inc. Rev., Ser. 1988 B,
                       5.10%, VRDN due 12/1/13                                       VMIG 1       A-1+            2,600
          100          Rockport (IN) Ref. PCR (AEP Generating Co. Proj.),
                       Ser. 1995 B, 5.85%, VRDN due 7/1/25                                        A-1+              100
          100          Sabine (TX) River Au. Collateralized PCR (Texas Util. Elec.
                       Co. Proj.), Ser. 1996 B, 6.15%, VRDN due 3/1/26               VMIG 1       A-1+              100
          400          Sayre (PA) Hlth. Care Fac. Au. Hosp. Rev. (VHA of PA, Inc.
                       Cap. Asset Fin. Prog.), Ser. 1985 A, 5.05%, VRDN
                       due 12/1/20                                                                A-1+              400
        1,100          Utah State Board of Regents Std. Loan Rev., Ser. 1988 B,
                       5.00%, VRDN due 11/1/00                                       VMIG 1       A-1+            1,100
FINANCIAL GUARANTY INSURANCE CO.
        3,300          Arizona Hlth. Fac. Au. Rev. (Pooled Loan Prog.), Ser. 1985,
                       5.00%, VRDN due 10/1/15                                       VMIG 1        A-1            3,300

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

          Municipal Money Portfolio (Cont'd)

      Principal
       Amount                                                                             Rating(2)            Value(3)
   (000's omitted)                             Security(1)                           Moody's       S&P      (000's omitted)
---------------------                          -----------                           --------   ---------   ---------------
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
       $1,745          Charlotte (NC) Arpt. Ref. Rev., Ser. 1997 A, 5.10%, VRDN
                       due 7/1/17                                                    VMIG 1        A-1         $  1,745
          445          Clark Co. (NV) Arpt. Sub. Lien Rev., Ser. 1998 B, 5.05%,
                       VRDN due 7/1/28                                               VMIG 1       A-1+              445
          900          Kentucky Higher Ed. Std. Loan Corp. Rev., Ser. 1996 A,
                       5.05%, VRDN due 6/1/26                                        VMIG 1       A-1+              900
        5,500          Missouri-Illinois Metro. Dist. Bi-State Dev. Agcy. Rev. (St.
                       Clair Co. Metrolink Extension), Ser. 1998 B, 5.00%, VRDN
                       due 7/1/28                                                                 A-1+            5,500
          365          Polk Co. (IA) Hosp. Equip. & Imp. Rev., Ser. 1985, 5.10%,
                       VRDN due 12/1/05                                              VMIG 1        A-1              365
        2,000          South Texas Higher Ed. Au. Inc. Std. Loan Rev., Ser. 1998,
                       5.10%, VRDN due 12/1/03                                       VMIG 1                       2,000
                                                                                                               --------
                                                                                                                 21,455
                                                                                                               --------
                       TOTAL INVESTMENTS (96.6%)                                                                219,957
                       Cash, receivables and other assets, less liabilities (3.4%)                                7,624
                                                                                                               --------
                       TOTAL NET ASSETS (100.0%)                                                               $227,581
                                                                                                               --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
          Municipal Securities Portfolio

      Principal
       Amount                                                 Rating             Value(7)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
                       TAX-EXEMPT
                       SECURITIES -- PRE-REFUNDED
                       BACKED BY U.S. GOVERNMENT
                       SECURITIES (3.4%)
       $1,000          Clark Co. (NV) Sch. Dist. Imp.
                       G.O., Ser. 1995 A, 5.60%,
                       due 6/15/08 P/R 6/15/05           Aaa         AAA          $ 1,033
                                                                                  -------
                       TAX-EXEMPT SECURITIES --BACKED
                       BY INSURANCE (35.6%)
AMERICAN MUNICIPAL BOND ASSURANCE CORP.
        1,000          Atlanta (GA) Arpt. Fac. Ref.
                       Rev., Ser. 1996, 6.50%,
                       due 1/1/06                        Aaa         AAA            1,065
        1,000          Puerto Rico Hwy. & Trans. Au.
                       Rev., Ser. A, 5.50%,
                       due 7/1/09                        Aaa         AAA            1,031
FINANCIAL GUARANTY INSURANCE CO.
        1,000          Dade Co. (FL) Wtr. & Swr. Sys.
                       Rev., Ser. 1995, 6.25%,
                       due 10/1/06                       Aaa         AAA            1,066
        1,000          Florida St. Board of Ed.
                       Lottery Rev., Ser. 2000 A,
                       5.38%, due 7/1/15                 Aaa         AAA              981
        1,000          Tampa Bay (FL) Wtr. Util. Sys.
                       Rev., Ser. 1998 B, 5.125%,
                       due 10/1/09                       Aaa         AAA              997
FINANCIAL SECURITY ASSURANCE INC.
        1,000          Illinois Dev. Fin. Au. Cap.
                       Appreciation Cons. Sch. Dist.
                       #304 Rev., Zero Coupon,
                       Yielding 4.80%, due 1/1/09        Aaa                          618
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        1,000          Connecticut Spec. Tax Oblig.
                       Ref. Rev. (Trans.
                       Infrastructure Purp.),
                       Ser. 1993 A, 5.40%,
                       due 9/1/09                        Aaa         AAA            1,010
        1,000          Foothill/Eastern (CA) Trans.
                       Corridor Agcy. Toll Road Ref.
                       Rev., Ser. 1999, 5.25%,
                       due 1/15/12                       Aaa         AAA            1,002
        1,000          Mississippi Dev. Bank Spec.
                       Oblig. Rev. (Muni. Gas Au.
                       Natural Gas Supply Proj.),
                       Ser. 1998, 5.00%, due 1/1/08      Aaa         AAA              956

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      Principal
       Amount                                                 Rating             Value(7)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,000          New York Local Government
                       Assist. Corp. Ref. Rev.,
                       Ser. 1997 B, 5.25%,
                       due 4/1/04                        Aaa         AAA          $ 1,009
        1,000          Puerto Rico Elec. Pwr. Au.
                       Ref. Rev., Ser. W, 6.50%,
                       due 7/1/05                        Aaa         AAA            1,073
                                                                                  -------
                                                                                   10,808
                                                                                  -------
                       TAX-EXEMPT SECURITIES -- OTHER
                       (59.4%)
        1,000          Board of Regents of the Texas
                       A&M Univ. Sys. Perm. Univ.
                       Fund Rev., Ser. 1998, 5.00%,
                       due 7/1/08                        Aaa         AAA              986
        1,000          Columbus (OH) Var. Purp. Ltd.
                       Tax G.O., Ser. 1998-1, 5.00%,
                       due 6/15/08                       Aaa         AAA              993
        1,000          Florida St. Board of Ed. Cap.
                       Outlay Ref. G.O., Ser. B,
                       5.25%, due 6/1/09                 Aa2         AA+            1,006
        1,000          Georgia G.O., Ser. 1995 C,
                       7.25%, due 7/1/04                 Aaa         AAA            1,084
        1,000          Lake Co. (IL) Forest Preserve
                       Dist. Ref. G.O., Ser. 1997,
                       5.50%, due 2/1/09                 Aa1         AA+            1,017
        1,500          Maryland Comm. Dev. Admin.
                       Dept. of Hsg. & Comm. Dev.
                       Rev. (Single Family Prog.),
                       3rd Ser. 1993, 5.15%,
                       due 4/1/08                        Aa2                        1,484
        1,000          Maryland Wtr. Quality Fin.
                       Admin. Ref. Rev. (Revolving
                       Loan Fund), Ser. 1995 A,
                       5.50%, due 9/1/11                 Aa2         AA             1,011
        1,000          Mecklenburg Co. (NC) Pub. Imp.
                       G.O., Ser. 1994, 5.50%,
                       due 4/1/12                        Aaa         AAA            1,023
          135          Mississippi Higher Ed. Assist.
                       Corp. Std. Loan Sub. Rev.,
                       Ser. 1993 C, 6.05%,
                       due 9/1/07                         A                           135
        1,000          Nevada Ref. Ltd. Tax G.O.,
                       Ser. 1997 A-2, 6.00%,
                       due 5/15/06                       Aa2         AA             1,043
          500          New Jersey Bldg. Au. St. Bldg.
                       Rev., Ser. 1994, 5.00%,
                       due 6/15/11                       Aa2         AA               485
          750          New York City (NY) IDA Spec.
                       Fac. Rev. (Term. One Group
                       Assoc., L.P. Proj.),
                       Ser. 1994, 6.00%, due 1/1/15      A3           A               756

                                                      April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Municipal Securities Portfolio (Cont'd)

      Principal
       Amount                                                 Rating             Value(7)
   (000's omitted)              Security(1)            Moody's       S&P      (000's omitted)
---------------------           -----------            --------   ---------   ---------------
       $1,000          New York City (NY) Muni.
                       Assist. Corp. Rev., Ser. M,
                       Zero Coupon, Yielding 5.25%,
                       due 7/1/08                        Aa2         AA           $ 1,020
        1,000          New York St. Env. Fac. Corp.
                       Rev., Ser. 1999 B, 5.00%,
                       due 10/15/09                      Aaa         AAA              984
        1,000          North Carolina Cap. Imp. G.O.,
                       Ser. 1994 A, 4.70%,
                       due 2/1/06                        Aaa         AAA              983
        1,000          Omaha (NE) Pub. Pwr. Dist.
                       Elec. Sys. Rev., Ser. 1993 E,
                       4.60%, due 2/1/06                 Aa2         AA               964
        1,000          Orange Co. (NY) Var. Purp.
                       Ref. G.O., Ser. 1997, 6.00%,
                       due 11/15/10                      Aa2                        1,064
        1,000          San Antonio (TX) Elec. & Gas
                       Sys. Ref. Rev., Ser. 1998 A,
                       5.00%, due 2/1/05                 Aa1         AA               995
        1,000          Texas Pub. Fin. Au. Ref. G.O.,
                       Ser. 1998 B, 5.13%,
                       due 10/1/09                       Aa1         AA               992
                                                                                  -------
                                                                                   18,025
                                                                                  -------
                       TAX-EXEMPT CASH EQUIVALENT
                       SECURITIES -- BACKED BY
                       INSURANCE (0.3%)
MUNICIPAL BOND INVESTORS ASSURANCE CORP.
          100          South Fork (PA) Muni. Au.
                       Hosp. Rev. (Conemaugh Hlth.
                       Sys. Proj.), Ser. 1998 A,
                       5.95%, VRDN due 7/1/28          VMIG 1       A-1+              100
                                                                                  -------
                       TOTAL INVESTMENTS (98.7%)
                       (COST $30,629)                                              29,966(8)
                       Cash, receivables and other
                       assets, less liabilities
                       (1.3%)                                                         406
                                                                                  -------
                       TOTAL NET ASSETS (100.0%)                                  $30,372
                                                                                  -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
1) Municipal securities held by Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") are within the two and four highest rating categories, respectively, assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the Portfolio's investment manager to be of comparable quality. Approximately 78% and 40% of the municipal securities held by Municipal Money and Municipal Securities, respectively, have credit enhancement features backing them, which the Portfolios may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Portfolios. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Portfolios the right to sell back the issue on the date specified.
2) Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.
3) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
4) Security is guaranteed by the corporate obligor.
5) Security is subject to a fractional guarantee provided by Chase Manhattan Bank, N.A. and Bank of New York Co., Inc., each backing 50% of the total principal.
6) Security is subject to a fractional guarantee provided by Westdeutsche Landesbank Girozentrale and Bayerische Landesbank Girozentrale, each backing 50% of the total principal.
7) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from an independent pricing service on all securities available in the service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value.

8) At April 30, 2000, the cost of investments for U.S. Federal income tax purposes was $30,629,000. Gross unrealized appreciation of investments was $119,000 and gross unrealized depreciation of investments was $782,000, resulting in net unrealized depreciation of $663,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL      MUNICIPAL
                                                        MONEY       SECURITIES
(000'S OMITTED)                                       PORTFOLIO      PORTFOLIO
                                                    ----------------------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $    219,957   $     29,966
      Cash                                                   425             39
      Interest receivable                                  1,990            397
      Prepaid expenses and other assets                        2              1
      Receivable for securities sold                       5,305             --
                                                    ----------------------------
                                                         227,679         30,403
                                                    ----------------------------
LIABILITIES
      Payable to investment manager (Note B)                  48              6
      Accrued expenses                                        50             25
                                                    ----------------------------
                                                              98             31
                                                    ----------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $    227,581   $     30,372
                                                    ----------------------------

NET ASSETS consist of:
      Paid-in capital                               $    227,581   $     31,035
      Net unrealized depreciation in value of
        investment securities                                 --           (663)
                                                    ----------------------------
NET ASSETS                                          $    227,581   $     30,372
                                                    ----------------------------
*Cost of investments                                $    219,957   $     30,629
                                                    ----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
                             For the Six Months Ended April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                      MUNICIPAL    MUNICIPAL
                                                        MONEY     SECURITIES
(000'S OMITTED)                                       PORTFOLIO    PORTFOLIO
                                                     ------------------------
INVESTMENT INCOME
    Interest income                                  $    5,215   $      796
                                                     ------------------------
    Expenses:
      Investment management fee (Note B)                    351           40
      Accounting fees                                         5            5
      Auditing fees                                          16           12
      Custodian fees (Note B)                                75           14
      Insurance expense                                       1           --
      Legal fees                                             11           12
      Trustees' fees and expenses                            10            3
                                                     ------------------------
        Total expenses                                      469           86
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          (6)          (1)
                                                     ------------------------
        Total net expenses                                  463           85
                                                     ------------------------
        Net investment income                             4,752          711
                                                     ------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
      sold                                                   (7)        (152)
    Change in net unrealized depreciation of
      investment securities                                  --          (85)
                                                     ------------------------
        Net loss on investments                              (7)        (237)
                                                     ------------------------
        Net increase in net assets resulting from
          operations                                 $    4,745   $      474
                                                     ------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust

                                                  MUNICIPAL                   MUNICIPAL
                                                    MONEY                     SECURITIES
                                                  PORTFOLIO                   PORTFOLIO
                                           Six Months                  Six Months
                                             Ended          Year         Ended          Year
                                           April 30,       Ended       April 30,       Ended
                                              2000      October 31,       2000      October 31,
(000'S OMITTED)                           (UNAUDITED)       1999      (UNAUDITED)       1999
                                          ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     4,752   $     6,510   $       711   $     1,598
    Net realized gain (loss) on
      investments                                  (7)            1          (152)          122
    Change in net unrealized
      appreciation (depreciation) of
      investments                                  --            --           (85)       (2,049)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations          4,745         6,511           474          (329)
                                          ------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 140,807       292,944         7,809         6,301
    Reductions                               (211,963)     (227,075)      (12,898)      (11,211)
                                          ------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests      (71,156)       65,869        (5,089)       (4,910)
                                          ------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         (66,411)       72,380        (4,615)       (5,239)
NET ASSETS:
    Beginning of period                       293,992       221,612        34,987        40,226
                                          ------------------------------------------------------
    End of period                         $   227,581   $   293,992   $    30,372   $    34,987
                                          ------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 2000 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Municipal Money Portfolio ("Municipal Money") and Neuberger Berman Municipal Securities Portfolio ("Municipal Securities") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio pays Management a fee at the annual rate of 0.25% of the first $500 million of that

Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also employees of Neuberger and/or Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $6,315 and $1,300, for Municipal Money and Municipal Securities, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 2000, there were purchase and sale transactions (excluding short-term securities) of $5,129,000 and $8,912,000, respectively, for Municipal Securities. All securities transactions for Municipal Money were short-term.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Money Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                    Year Ended October 31,
                                             (UNAUDITED)     1999      1998      1997      1996      1995
                                             -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                             .33%(2)      .34%      .36%      .38%      .37%      .37%
                                             -------------------------------------------------------------
    Net Expenses                                  .33%(2)      .34%      .36%      .37%      .36%      .36%
                                             -------------------------------------------------------------
    Net Investment Income                        3.39%(2)     2.91%     3.22%     3.29%     3.21%     3.57%
                                             -------------------------------------------------------------
Net Assets, End of Period (in millions)        $227.6       $294.0    $221.6    $156.5    $132.7    $161.1
                                             -------------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Municipal Securities Portfolio

                                             Six Months
                                                Ended
                                              April 30,
                                                2000                 Year Ended October 31,
                                             (UNAUDITED)    1999     1998     1997     1996     1995
                                             --------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                             .54%(2)     .48%     .51%     .51%     .47%     .47%
                                             --------------------------------------------------------
    Net Expenses                                  .53%(2)     .48%     .51%     .50%     .47%     .46%
                                             --------------------------------------------------------
    Net Investment Income                        4.40%(2)    4.20%    4.27%    4.44%    4.49%    4.63%
                                             --------------------------------------------------------
Portfolio Turnover Rate                            16%         17%      24%      22%       3%      66%
                                             --------------------------------------------------------
Net Assets, End of Period (in millions)         $30.4       $35.0    $40.2    $31.7    $39.0    $44.4
                                             --------------------------------------------------------

1) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

-C- 2000 Neuberger Berman Management Inc.

OFFICERS AND TRUSTEES

Theodore P. Giuliano
 CHAIRMAN OF THE BOARD AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Peter E. Sundman
 PRESIDENT
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.




[LOGO]

          NEUBERGER BERMAN MANAGEMENT INC.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          SHAREHOLDER SERVICES
          800.877.9700
          INSTITUTIONAL SERVICES
          800.366.6264
          www.nbfunds.com


          [LOGO]   A0072 05/00

                     ______________________________________

                           KIRKPATRICK & LOCKHART LLP
                     ______________________________________

                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100
FATIMA SULAIMAN
(202) 778-9223
fsulaiman@kl.com
                                                    June 23, 2000

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Neuberger Berman Income Funds:
                           Neuberger Berman Municipal Money Fund
                           Neuberger Berman Municipal Securities Trust
                           1933 Act File No. 2-85229
                           1940 Act File No. 811-3802
                  ------------------------------------------------------


Dear Sir or Madam:

         Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Funds for the period ended April 30, 2000. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

         If you should have any questions regarding this filing, please contact the undersigned.

                                                     Sincerely,

                                                     /s/ Fatima Sulaiman
                                                     -------------------
                                                     Fatima Sulaiman


Enclosures